CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investing activities
Other cash flows from investing activities		$ 0	$ (1)	$ (3)
Financing activities
Proceeds from borrowings net of fees paid	[1]	955	194	2,087
Repayment of borrowings		1,483	1,098	1,619
Net (decrease) / increase in cash and cash equivalents		(179)	(1,271)	1,017
Cash and cash equivalents at beginning of period		1,902
Cash and cash equivalents at end of period		1,689	1,902
Repayment of debt		(1,483)	(1,098)	(1,619)
Veon Ltd.
Operating activities
Net cash flows from operating activities		(80)	(104)	(108)
Investing activities
Receipt of capital surplus from a subsidiary		0	0	0
Other cash flows from investing activities		4	2	0
Net cash flows used in investing activities		4	2	0
Financing activities
Proceeds from borrowings net of fees paid		88	100	60
Repayment of borrowings		16	0	0
Net cash flows generated from financing activities		72	100	60
Net (decrease) / increase in cash and cash equivalents		(4)	(2)	(48)
Cash and cash equivalents at beginning of period		4	6	54
Cash and cash equivalents at end of period		0	4	6
Repayment of debt		$ (16)	$ 0	$ 0

[1]	* Fees paid in 2024 for borrowings were US$9 (2023: US$18, 2022: US$11).